Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of effective tax rate

	2022	2021	2020
Net loss before income taxes	$(9,315,636)	$(18,735,022)	$(12,089,338)
Expected income tax recovery	(2,468,644)	(4,964,781)	(3,203,675)
Difference in foreign tax rates	258,214	163,190	202,331
Share-based compensation and non-deductible expenses	(1,075,684)	(3,470)	(114,257)
Prior year true-ups	(205,361)	(48,507)	75,227
Tax rate changes and other adjustments	21,067	9,619	2,210
Recognition of previously unrecognized deferred tax assets	—	—	(317,387)
Change in tax benefits not recognized	2,860,787	5,787,676	2,411,519
Income tax expense (recovery)	$(609,621)	$943,727	$(944,032)

Schedule of income tax expense (recovery)

	2022	2021	2020
Current income tax expense (recovery)	$(105,256)	$(875)	$106,986
Deferred income tax expense (recovery)	(504,365)	944,602	(1,051,018)
Income tax expense (recovery)	$(609,621)	$943,727	$(944,032)

Schedule of components of deferred tax assets

	2022	2021
		(restated - note 4)
Non-capital losses carried forward	$529,525	$288,655
Right-of-use assets	1,056	—
Reserves	124,423	176,145
Deferred tax assets	$655,004	$464,800
Non-capital losses carried forward	126,029	—
Intangible assets	(978,114)	(1,217,527)
Reserves	(16,558)	(7,113)
Deferred tax liabilities	(868,644)	(1,224,640)
Net deferred tax liabilities	$(213,639)	$(759,840)

Schedule of tax effects of temporary differences and carry-forwards

	Balance at	Recognized		Balance at
	December 31,	in profit		December 31,
	2021	and loss	Adjustments	2022
Deferred tax assets (liabilities):
Non-capital losses carried forward	288,655	366,900	—	655,555
Intangible assets	(1,148,280)	170,166	—	(978,114)
Right-of-use assets	—	1,056	—	1,056
Reserves	176,145	(68,280)	—	107,864
Other	(76,360)	34,523	41,837	—
	$(759,840)	$504,365	$41,837	$(213,639)

	Balance at	Recognized		Balance at
	December 31,	in profit		December 31,
	2020	and loss	Adjustments	2021
				(restated) note 4
Deferred tax assets (liabilities):
Non-capital losses carried forward	154,406	134,249	—	288,655
Intangible assets	16,104	27,655	(1,192,039)	(1,148,280)
Reserves	1,227,868	(1,051,723)	—	176,145
Other	(17,023)	(54,783)	(4,554)	(76,360)
	$1,381,355	$(944,602)	$(1,196,593)	$(759,840)

Schedule of temporary differences of deferred tax assets

	2022	2021
Property and equipment	$168,259	$317,392
Right-of-use assets	(432,053)	—
Intangible assets	13,483,871	10,691,053
Share issuance costs – 20(1)(e)	149,410	474,873
Non-capital losses carried forward – Canada	22,769,811	21,725,215
Non-capital losses carried forward – US	14,371,217	10,537,511
Non-capital losses carried forward – Australia	684	195,574
Non-capital losses carried forward – UK	153,842	—
Capital losses carried forward – Canada	324,281	346,457
Capital losses carried forward – Australia	503,570	537,322
Investment tax credits	558,951	597,175
SR&ED pool	1,748,848	1,868,445
Ontario SR&ED credit	86,586	92,507
Contract liabilities	130,834	270,320
Lease obligations	332,306	(58,111)
Accrued vacation	1,004	38,584
Accrued liabilities	—	12,409
Accrued interest	1,786,594	1,257,173
Difference between cash and accrual basis	—	(676,122)
Financing cost - Crown Capital loan	(165,079)	—
AFDA reserve	262,849	117,163
Contingent consideration liabilities	136,663	445,972
Stock-based compensation	397,153	149,343
Business acquisition expenses	691,321	314,633
Charitable contributions	250	—
	$57,461,172	$49,254,888